INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Inventories [Line Items]
Total inventories	$ 67,351	$ 63,598
Packaging and supplies	9,363	8,786
Plants in drying stage
Inventories [Line Items]
Total inventories	3,615	1,982
Dry cannabis
Inventories [Line Items]
Available for packaging	22,629	31,648
Packaged inventory	5,790	6,193
Flower and trim available for extraction
Inventories [Line Items]
Total inventories	3,304	2,782
Concentrated extract
Inventories [Line Items]
Total inventories	11,116	5,856
Formulated extracts
Inventories [Line Items]
Available for packaging	8,049	4,047
Packaged inventory	3,485	2,304
CAPITALIZED COST
Inventories [Line Items]
Total inventories	43,823	40,533
Packaging and supplies	9,363	8,786
CAPITALIZED COST | Plants in drying stage
Inventories [Line Items]
Total inventories	1,390	1,033
CAPITALIZED COST | Dry cannabis
Inventories [Line Items]
Available for packaging	12,059	15,250
Packaged inventory	3,297	4,634
CAPITALIZED COST | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	1,354	1,180
CAPITALIZED COST | Concentrated extract
Inventories [Line Items]
Total inventories	7,283	3,745
CAPITALIZED COST | Formulated extracts
Inventories [Line Items]
Available for packaging	5,958	3,681
Packaged inventory	3,119	2,224
FAIR VALUE ADJUSTMENT
Inventories [Line Items]
Total inventories	23,528	23,065
Packaging and supplies	0	0
FAIR VALUE ADJUSTMENT | Plants in drying stage
Inventories [Line Items]
Total inventories	2,225	949
FAIR VALUE ADJUSTMENT | Dry cannabis
Inventories [Line Items]
Available for packaging	10,570	16,398
Packaged inventory	2,493	1,559
FAIR VALUE ADJUSTMENT | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	1,950	1,602
FAIR VALUE ADJUSTMENT | Concentrated extract
Inventories [Line Items]
Total inventories	3,833	2,111
FAIR VALUE ADJUSTMENT | Formulated extracts
Inventories [Line Items]
Available for packaging	2,091	366
Packaged inventory	$ 366	$ 80